Capital Management	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at July 31, 2021, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 1.0% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
As announced by OSFI in June 2021, the DSB will be set at 2.5% effective October 31, 2021. Our capital position as at July 31, 2021 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	July 31, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	43,349	40,077
Tier 1 Capital	48,826	45,840
Total Capital	56,203	54,661
Risk-Weighted Assets	322,529	336,607
Leverage Exposures	969,824	953,640
CET 1 Capital Ratio	13.4%	11.9%
Tier 1 Capital Ratio	15.1%	13.6%
Total Capital Ratio	17.4%	16.2%
Leverage Ratio	5.0%	4.8%